Notes on the Consolidated Balance Sheet (Details 6) € in Thousands	6 Months Ended
Jun. 30, 2018 EUR (€)
Reconciliation of changes in other provisions [abstract]
Balance - January 1	€ 1,176
Balance - thereof non-current - January 1,	17
Balance - thereof current - January 1,	1,159
Utilization	(58)
Addition	117
Reclassifications	(120)
Increase (decrease) through net exchange differences, other provisions	28
Balance - June 30,	1,143
Balance - thereof non-current - June 30,	17
Balance - thereof current - June 30,	1,126
Provisions for refunds
Reconciliation of changes in other provisions [abstract]
Balance - January 1	120
Balance - thereof non-current - January 1,	0
Balance - thereof current - January 1,	120
Utilization	0
Addition	0
Reclassifications	(120)
Increase (decrease) through net exchange differences, other provisions	0
Balance - June 30,	0
Balance - thereof non-current - June 30,	0
Balance - thereof current - June 30,	0
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Balance - January 1	30
Balance - thereof non-current - January 1,	0
Balance - thereof current - January 1,	30
Utilization	(30)
Addition	0
Reclassifications	0
Increase (decrease) through net exchange differences, other provisions	0
Balance - June 30,	0
Balance - thereof non-current - June 30,	0
Balance - thereof current - June 30,	0
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance - January 1	1,026
Balance - thereof non-current - January 1,	17
Balance - thereof current - January 1,	1,009
Utilization	(28)
Addition	117
Reclassifications	0
Increase (decrease) through net exchange differences, other provisions	28
Balance - June 30,	1,143
Balance - thereof non-current - June 30,	17
Balance - thereof current - June 30,	€ 1,126